Consolidated Statement of Changes in Equity - USD ($)	Share Capital	Share Premium	Statutory Reserve	Retained Earnings	Shareholder’s Account	Owners’ Account	Total
Balance (Previously stated) at Dec. 31, 2016	$ 1,361,285			$ (414,359)		$ 57,039,100	$ 57,986,026
Profit (Loss) for the year | Previously stated				(3,747,408)			(3,747,408)
Profit (Loss) for the year							(3,747,408)
Movements during the year | Previously stated						13,382,336	13,382,336
Balance (Previously stated) at Dec. 31, 2017	8,000	$ 1,353,285		(4,161,767)	$ 70,421,437		67,620,955
Balance at Dec. 31, 2017	1,361,285			(4,161,767)		70,421,436	67,620,954
Profit (Loss) for the year | Previously stated				(13,670,708)			(13,670,708)
Profit (Loss) for the year				(13,670,708)			(13,670,708)
Movements during the year | Previously stated					(22,703,674)		(22,703,674)
Movements during the year						(22,703,673)	(22,703,673)
Balance (Previously stated) at Dec. 31, 2018	8,000	1,353,285		(17,832,475)	47,717,763		31,246,573
Balance at Dec. 31, 2018	1,361,285			(17,832,475)		$ 47,717,763	31,246,573
Shares issuance in connection with a merger | Previously stated	932	114,022,421					114,023,353
Cash election in lieu of shares | Previously stated	(128)	(13,599,872)					(13,600,000)
Profit (Loss) for the year | Previously stated				(104,689,000)			(104,689,000)
Profit (Loss) for the year | Increase (decrease) due to voluntary changes in accounting policy				(104,689,000)			(104,689,000)
Profit (Loss) for the year							(104,689,000)
Movements during the year | Previously stated					23,277,692		23,277,692
Balance (Previously stated) at Dec. 31, 2019	8,804	101,775,834		(122,521,475)	70,995,455		50,258,618
Balance at Dec. 31, 2019	8,804	101,775,834		(122,521,475)	70,995,455		50,258,618
Exercise of 100 warrants in 100 ordinary shares | Previously stated	0.01	1,224					1,224
Exercise of 100 warrants in 100 ordinary shares	0.01	1,224					1,224
Profit (Loss) for the year | Previously stated				2,518,668			2,518,668
Profit (Loss) for the year				2,518,668			2,518,668
Transferred to statutory reserve | Previously stated			344,848	(344,848)
Transferred to statutory reserve			344,848	(344,848)
Movements during the year | Previously stated					(233,457)		(233,457)
Movements during the year					(233,457)		(233,457)
Balance (Previously stated) at Dec. 31, 2020	8,804	101,777,058	344,848	(120,347,655)	70,761,998		52,545,053
Balance at Dec. 31, 2020	8,804	101,777,058	344,848	(120,347,655)	70,761,998		52,545,053
Profit (Loss) for the year				10,908,625			10,908,625
Balance at Jun. 30, 2021	8,804	101,777,058	344,848	(109,439,030)	70,761,998		63,453,678
Balance (Previously stated) at Dec. 31, 2020	8,804	101,777,058	344,848	(120,347,655)	70,761,998		52,545,053
Balance at Dec. 31, 2020	8,804	101,777,058	344,848	(120,347,655)	70,761,998		52,545,053
Profit (Loss) for the year | Previously stated				25,690,565			25,690,565
Profit (Loss) for the year				25,690,565			25,690,565
Transferred to statutory reserve | Previously stated			335,795	(335,795)
Transferred to statutory reserve			335,795	(335,795)
Movements during the year | Previously stated					255,818		255,818
Movements during the year					255,818		255,818
Balance (Previously stated) at Dec. 31, 2021	8,804	101,777,058	680,643	(94,992,885)	71,017,816		78,491,436
Balance at Dec. 31, 2021	8,804	101,777,058	680,643	(94,992,885)	71,017,816		78,491,436
Balance at Jun. 30, 2021	8,804	101,777,058	344,848	(109,439,030)	70,761,998		63,453,678
Transferred to statutory reserve			335,795	(335,795)
Movements during the year				14,781,940	255,818		15,037,758
Balance (Previously stated) at Dec. 31, 2021	8,804	101,777,058	680,643	(94,992,885)	71,017,816		78,491,436
Balance at Dec. 31, 2021	8,804	101,777,058	680,643	(94,992,885)	71,017,816		78,491,436
Profit (Loss) for the year				3,894,041			3,894,041
Movements during the year					(574,868)		(574,868)
Balance at Jun. 30, 2022	8,804	101,777,058	680,643	(91,098,844)	70,442,948		81,810,609
Balance (Previously stated) at Dec. 31, 2021	8,804	101,777,058	680,643	(94,992,885)	71,017,816		78,491,436
Balance at Dec. 31, 2021	8,804	101,777,058	680,643	(94,992,885)	71,017,816		78,491,436
Profit (Loss) for the year				27,229,285			27,229,285
Movements during the year					(626,029)		(626,029)
Balance at Dec. 31, 2022	$ 8,804	$ 101,777,058	$ 680,643	$ (67,763,600)	$ 70,391,787		$ 105,094,692